RELATED-PARTY TRANSACTIONS DISCLOSURE: Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Transactions with related parties, expenses	$ 249,420	$ 224,957	$ 70,259
Consulting fees to a company owned by an officer and director
Transactions with related parties, expenses	60,000	59,141	21,466
Consulting fees to a company controlled by officers and directors
Transactions with related parties, expenses	60,000	60,070	30,666
Consulting fees paid or accrued to a company controlled by VP of Finance
Transactions with related parties, expenses	7,120	24,036	0
Consulting fees to an officer and director
Transactions with related parties, expenses	0	0	9,200
Prepaid consulting fees paid to a company controlled by VP of Finance
Transactions with related parties, expenses	0	(7,120)	0
Mineral exploration and general administrative expenses to a company controlled by officers and directors
Transactions with related parties, expenses	99,984	42,760	0
Legal fees paid to a company controlled by a director
Transactions with related parties, expenses	22,316	37,036	2,794
Rent fees accrued to a company controlled by officers and directors
Transactions with related parties, expenses	$ 0	$ 9,034	$ 6,133